Premises and equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premises and equipment disclosures
Buildings and improvements	SFr 2,197	SFr 2,326
Land	328	417
Leasehold improvements	2,164	2,064
Software	6,676	5,908
Equipment	2,119	2,035
Premises and equipment	13,484	12,750
Accumulated depreciation	(8,773)	(8,106)
Total premises and equipment, net	4,711	4,644
Depreciation and impairment
Depreciation	887	1,012	SFr 1,232
Impairment	25	24	23
Bank
Premises and equipment disclosures
Buildings and improvements	2,041	2,110
Land	313	394
Leasehold improvements	2,146	2,045
Software	6,651	5,889
Equipment	2,035	1,946
Premises and equipment	13,186	12,384
Accumulated depreciation	(8,623)	(7,945)
Total premises and equipment, net	4,563	4,439
Depreciation and impairment
Depreciation	875	1,002	1,224
Impairment	SFr 25	SFr 24	SFr 23